Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Royalties	Fees	Total Payments
Total	$ 179,312	$ 25,607	$ 204,919
Permian Basin [Member]
Total	$ 179,312	$ 25,607	$ 204,919